Expenses for shipping activities - Disclosure of general and administrative expense explanatory (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Wages and salaries	$ (12,029)	$ (7,332)
Social security costs	(1,918)	(1,603)
Activated costs	0	358
Other employee benefits	(1,637)	(750)
Employee benefits	(15,584)	(9,327)
Administrative expenses	(39,501)	(25,780)
Tonnage Tax	(1,459)	(866)
Claims	0	(477)
Provisions	149	163
Total general and administrative expenses	$ (56,395)	$ (36,287)